FINANCIAL INVESTMENTS - Movements (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INVESTMENTS
Beginning of the period	₺ 28,929
End of the period	1,722,744	₺ 28,929
Financial assets at fair value through profit or loss
FINANCIAL INVESTMENTS
Beginning of the period	28,929	2,772,863
Purchase of financial investments	4,942,647	2,589,242
Change in fair value recognized in the statement of comprehensive loss (Note 20)	237,515	(74,982)
Foreign exchange gains	138,058	712,566
Sales of financial investments	(3,427,578)	(4,939,322)
Monetary gain/(loss)	(327,515)	(1,031,438)
End of the period	1,592,056	28,929
Financial assets at amortized cost
FINANCIAL INVESTMENTS
Beginning of the period		361,658
Purchase of financial investments	129,504
Foreign exchange gains		26,960
Interest accrual	1,184	405
Sales of financial investments		(325,403)
Monetary gain/(loss)		₺ (63,620)
End of the period	₺ 130,688